PENSIONS - Net liability recognized in the statement of financial position relating to defined benefit pension plans (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PENSIONS
Net defined benefit liability (asset)	$ 18.3	$ 23.9	$ 31.8	$ 51.9
Thereof: Net liabilities of underfunded plans
PENSIONS
Thereof: Net liabilities of underfunded plans	30.0	23.9
Thereof: Net assets of overfunded plans
PENSIONS
Thereof: Net assets of overfunded plans	(11.7)	0.0
Present value of funded obligations
PENSIONS
Net defined benefit liability (asset)	171.0	181.2
Fair value of plan assets
PENSIONS
Net defined benefit liability (asset)	153.2	157.3
Effect of asset ceiling
PENSIONS
Net defined benefit liability (asset)	$ 0.5	$ 0.0